Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash flows from operating activities:
Net (loss) income	$ (51,000,000)	$ 209,000,000	$ 310,000,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	115,000,000	104,000,000	63,000,000
Equity in earnings of unconsolidated affiliates	(30,000,000)	(35,000,000)	(79,000,000)
Deferred income tax (benefit) expense	(40,000,000)	(14,000,000)	26,000,000
(Gain) loss on disposition of assets	(18,000,000)	(17,000,000)	2,000,000
Goodwill impairment	99,000,000	0	0
Asset impairments	98,000,000	0	0
Gain on consolidation of Aspire subcontracting entities	0	0	(108,000,000)
Other	43,000,000	34,000,000	24,000,000
Changes in operating assets and liabilities, net of acquired businesses:
Accounts receivable, net of allowance for credit losses	127,000,000	(16,000,000)	(203,000,000)
Contract assets	39,000,000	(31,000,000)	25,000,000
Claims receivable	29,000,000	39,000,000	3,000,000
Accounts payable	(40,000,000)	23,000,000	112,000,000
Contract liabilities	(134,000,000)	19,000,000	(60,000,000)
Accrued salaries, wages and benefits	38,000,000	(9,000,000)	11,000,000
Payments on operating lease liabilities	(61,000,000)	(56,000,000)	0
Payments from unconsolidated affiliates, net	15,000,000	10,000,000	12,000,000
Distributions of earnings from unconsolidated affiliates	38,000,000	69,000,000	75,000,000
Pension funding	(46,000,000)	(45,000,000)	(41,000,000)
Restructuring reserve	89,000,000	0	0
Other assets and liabilities	57,000,000	(28,000,000)	(7,000,000)
Total cash flows provided by operating activities	367,000,000	256,000,000	165,000,000
Cash flows from investing activities:
Purchases of property, plant and equipment	(20,000,000)	(20,000,000)	(17,000,000)
Proceeds from sale of assets or investments	1,000,000	9,000,000	25,000,000
Investments in equity method joint ventures	(26,000,000)	(146,000,000)	(344,000,000)
Acquisitions of businesses, net of cash acquired	(832,000,000)	0	(354,000,000)
Adjustments to cash due to consolidation of Aspire entities	0	0	197,000,000
Other	0	(1,000,000)	2,000,000
Total cash flows used in investing activities	(877,000,000)	(158,000,000)	(491,000,000)
Cash flows from financing activities:
Borrowings on long term debt	359,000,000	0	1,075,000,000
Borrowings on revolving credit agreement	260,000,000	0	250,000,000
Payments on short-term and long-term borrowings	(281,000,000)	(70,000,000)	(100,000,000)
Payments on revolving credit agreement	0	0	(720,000,000)
Debt issuance costs	(5,000,000)	0	(57,000,000)
Proceeds from sale of warrants	0	0	22,000,000
Purchase of note hedges	0	0	(62,000,000)
Issuance of convertible notes	0	0	350,000,000
Payments of dividends to shareholders	(54,000,000)	(46,000,000)	(44,000,000)
Net proceeds from issuance of common stock	4,000,000	5,000,000	2,000,000
Payments to reacquire common stock	(51,000,000)	(4,000,000)	(3,000,000)
Excess tax benefits from share-based compensation	0	0	1,000,000
Acquisition of remaining ownership interest in joint ventures	0	0	(56,000,000)
Investments from noncontrolling interests	0	1,000,000	0
Distributions to noncontrolling interests	(4,000,000)	(14,000,000)	(3,000,000)
Other	(3,000,000)	(5,000,000)	(1,000,000)
Total cash flows provided by (used in) financing activities	225,000,000	(133,000,000)	654,000,000
Effect of exchange rate changes on cash	9,000,000	8,000,000	(28,000,000)
(Decrease) increase in cash and equivalents	(276,000,000)	(27,000,000)	300,000,000
Cash and equivalents at beginning of period	712,000,000	739,000,000	439,000,000
Cash and equivalents at end of period	436,000,000	712,000,000	739,000,000
Supplemental disclosure of cash flows information:
Cash paid for interest	53,000,000	80,000,000	52,000,000
Cash paid for income taxes (net of refunds)	49,000,000	54,000,000	21,000,000
Noncash investing activities
Acquisition of technology licensing rights	0	0	16,000,000
Noncash financing activities
Dividends declared	$ 14,000,000	$ 11,000,000	$ 11,000,000